Cover	Oct. 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2023
Entity File Number	000-40681
Entity Registrant Name	WORKSPORT LTD.
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 N America Dr.
Entity Address, City or Town	West Seneca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14224
City Area Code	888
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	WKSPW
Security Exchange Name	NASDAQ